Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2021	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 26,693	¥ 22,696
Derivative liabilities Fair value	51,270	71,034
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	17,163	19,127
Derivative assets Fair value	173	41
Derivative liabilities Fair value	4	438
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	6,523	7,245
Derivative assets Fair value	28	24
Derivative liabilities Fair value	¥ 78	¥ 302